Company information - Significant events of 2024 (Details) - EUR (€)									1 Months Ended	12 Months Ended
	Mar. 18, 2024	Jan. 18, 2024	Jan. 10, 2024	Jan. 04, 2024	Dec. 08, 2022	Nov. 28, 2022	Jul. 01, 2022	May 16, 2022	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023	Dec. 29, 2023
Collaborative Arrangements
Subscription of borrowings										€ 24,916,000	€ 30,209,000
Finance contract with EIB
Collaborative Arrangements
Percentage of share capital held by counterparty if all outstanding warrants are exercised										11.81%
Notional Amount				€ 50,000,000				€ 50,000,000
Subscription of borrowings		€ 25,000,000	€ 25,000,000
Finance contract with EIB, first tranche (Tranche A)
Collaborative Arrangements
Notional Amount		25,000,000
Subscription of borrowings					€ 25,000,000
Number of shares per instrument						1				2.7		1.2
Interest rate					8.00%			8.00%
Maturity term after the disbursement of the tranche					4 years			4 years
Aggregate amount to be received under the conditions precedent to the EIB Financing			€ 18,000,000					€ 18,000,000
Finance contract with EIB, first tranche (Tranche A) | Financial liabilities at amortized cost
Collaborative Arrangements
Notional Amount					€ 25,000,000
Finance contract with EIB, second tranche (Tranche B)
Collaborative Arrangements
Number of warrants issued			3,144,654	3,144,654
Exercise price of warrant				€ 3.95
Maturity term of warrants				12 years
Term of warrants				12 years
Maximum gross proceeds				€ 12,421,383
Notional Amount			€ 25,000,000										€ 25,000,000
Subscription of borrowings		25,000,000		€ 25,000,000					€ 25,000,000
Number of shares per instrument				1						2.13
Interest rate			7.00%					7.00%
Maturity term after the disbursement of the tranche			3 years					3 years
Aggregate amount to be received under the conditions precedent to the EIB Financing			€ 70,000,000					€ 70,000,000
Minimum upfront payments for out-licensing, partnership or royalty transaction			€ 10,000,000					€ 10,000,000
Finance contract with EIB, second tranche (Tranche B) | Financial liabilities at amortized cost
Collaborative Arrangements
Notional Amount		€ 25,000,000
Warrant agreement with the European Investment Bank
Collaborative Arrangements
Number of warrants issued						2,266,023				2,266,023
Percentage of company's share capital outstanding, issued as warrants						5.40%						5.20%
Exercise price of warrant						€ 4.0152
Maturity term of warrants							12 years
Number of shares per instrument							1
Warrant agreement with the European Investment Bank | Finance contract with EIB
Collaborative Arrangements
Notional Amount							€ 50,000,000
Warrant agreement with the European Investment Bank | Finance contract with EIB, first tranche (Tranche A)
Collaborative Arrangements
Number of shares per instrument										2.7
Warrant agreement with the European Investment Bank | Finance contract with EIB, second tranche (Tranche B)
Collaborative Arrangements
Number of shares per instrument										2.13
LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D
Collaborative Arrangements
Treatment period under study	168 days